--------------------------------------------------------------------------------


                               Maxus Laureate Fund


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                               Semi-Annual Report


















                                  June 30, 2000









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



Dear Shareholders,


For the first six months of 2000, the Maxus family of funds has continued their exceptional performance relative to their respective market indices and competing mutual funds. It was a difficult period for both bond and equity funds. Rising interest rates and a re-emphasis on earning expectations were the culprits.

Leading our effort in absolute performance was the Maxus Income Fund. Within a universe of 525 domestic taxable bond funds, Maxus Income was the number one mutual fund in the country during the first half of the year according to Lipper Financial Services. During this period alone your Fund produced an 11% total return, against an average of less than 1% for competing funds and 5.46% for the Ryan Index.

The Maxus Equity Fund also had an outstanding first six months producing a return of 11.61% against the Russell 3000 which returned 0.98%, the S&P 500 which returned a negative 0.47% and the Lipper Multi-Cap Value Index which returned a negative 0.77%. Maxus Equity once again has proven that persistency and consistency are desirable characteristics for a mutual fund.

After significantly outperforming the competition in 1999, the Maxus Aggressive Value Fund produced a more modest 4.72% %, exactly in line with the average micro-cap value fund (4.96%), but behind the average micro-cap fund which returned 8.55%. In my estimation, micro-cap value is the most compelling market sector today, and my expectation are exceptionally high for Maxus Aggressive Value in the next 3 to 5 years.

Starting to show renewed signs of life since the year began were companies headquartered in Ohio. Reflecting this trend was the Maxus Ohio Heartland Fund. MOH returned 5.84% during this period.

Finally, our star performer in 1999 found the going a little rougher in the six months of 2000. Maxus Laureate produced a return of 0.93% against the negative 2.56% return on the Morgan Stanley World Index, an excellent relative performance nevertheless.

A major characteristic of the stock market during the past five years has been what I call "sector rotation/correction." Rather than periodic corrections devastating the entire market, each market sector has run through its own corrective phase, on its own time, leaving the rest of the market relatively unchanged. For example, during the first half of 2000, the dot.coms and overvalued technology issues were taken down, along with auto related and certain other cyclical stocks, while much of the entire market remained unchanged.

Investors across the board have been the beneficiaries of this phenomenon as market psychology has remained unequivocally positive in spite of rising interest rates and major earnings disappointments. For the remainder of 2000 and beyond, I am looking for much of the same.


Sincerely,



Richard Barone

                                                                               SCHEDULE OF INVESTMENTS
                                                                             June 30, 2000 (unaudited)

 SHARES / PRINCIPAL AMOUNT                                         MARKET VALUE            % ASSETS
            MUTUAL FUNDS EQUITY
    46,716  Acorn Foreign 40                                        $   918,910
    21,322  Acorn International                                         699,777
    27,649  Artisan International                                       833,896
       204  Artisan Mid Cap                                               5,626
     5,176  Brandywine                                                  248,551
     6,371  Brandywine Blue                                             248,025
    25,552  Dresdner RCM Biotechnology                                  888,426
    37,878  Dresdner RCM Global Healthcare                              833,308
       334  Excelsior Pacific Asia                                        3,538
    14,580  FMI Focus                                                   502,712
    13,960  Firsthand Technology Leaders                                746,044
     6,605  Firsthand Technology Value                                  755,566
        14  Fremont Emerging Markets                                        133
       109  Fremont US Micro Cap                                          5,298
       201  Fremont US Small Cap                                          4,482
        68  Heartland Value                                               2,228
       159  Henlopen                                                      4,519
    85,737  Information Age (The)                                     3,372,888
    16,062  Invesco Health Sciences                                   1,023,340
    17,572  Invesco Worldwide Communications                            985,451
    18,919  Janus Enterprise                                          1,498,233
    38,988  Janus Global Life Sciences                                  790,278
    26,104  Janus Mercury                                             1,103,673
     9,857  Janus Overseas                                              372,317
    49,245  Janus Worldwide                                           3,852,915
    37,141  Lexington Small Cap Asia Growth                             297,498
    79,806  Lexington Worldwide Emerging Markets                        948,093
    15,969  Masters' Select International                               312,828
       425  Montgomery Emerging Asia                                      4,279
    20,087  Montgomery Emerging Markets                                 241,851
    14,738  Montgomery Global Communications                            503,602
    17,852  Montgomery Global Long-Short                                548,758
    12,943  Mutual Series European                                      225,858
     8,528  Navellier Mid Cap Growth                                    263,174
    14,080  Neuberger & Berman Manhattan                                267,669
     7,463  Neuberger & Berman Millennium                               260,533
   131,234  Prudential Bear                                             500,000
    35,761  Robertson Stephens Emerging Growth                        2,305,123
    34,155  Robertson Stephens Microcap Growth                          940,618
    54,615  Rydex Arktos                                              1,000,000
    60,526  Rydex Banking                                               395,842
    47,557  Rydex Biotechnology                                       1,524,194
    50,826  Rydex Financial Services                                    461,499
    45,398  Rydex Healthcare                                            543,874
    15,510  Rydex Nova                                                  611,083
    43,635  Rydex OTC                                                 1,208,690
   124,378  Rydex Ursa                                                1,000,000
       189  Strong Asia Pacific                                           1,787
       133  Turner Micro Cap Growth                                       5,700
       417  Turner Small Cap Growth                                      19,204
    11,860  Ultra Bear Profund                                          250,000
     8,875  Ultrashort Profund                                          250,000
    21,704  Van Wagoner Emerging Growth                               1,096,937
     6,358  Van Wagoner Post Venture                                    255,459
    22,056  Vanguard Value Index Trust                                  471,777
     9,926  Vanguard Windsor II                                         243,375
        84  Warburg Pincus Global                                         5,918
       164  Warburg Pincus Global Post                                    4,843
        37  Warburg Pincus Japan Growth                                     749
       156  Warburg Pincus Japan Small Company                            2,453
                                                                     -----------
                                                                     36,673,402             73.9%

            CASH EQUIVALENTS
13,539,712  Firstar Treasury Fund 4.54%                              13,539,712             27.3%

            TOTAL INVESTMENTS (Cost - $42,034,078)                   50,213,114            101.2%

            OTHER ASSETS LESS LIABILITIES                              (612,613)            -1.2%


            NET ASSETS                                           $   49,600,501            100.0%

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------
Maxus Laureate Fund                                   June 30, 2000 (unaudited)

                                                                     Laureate
                                                                       Fund
Assets:
     Investment securities at market value                       $   50,213,114
      (Identified cost - $42,034,078)
     Cash                                                                 5,834
     Receivables:
       Receivable for investment securities sold                      4,485,003
       Dividends and interest receivable                                 74,640
                                                                     ----------
Total Assets                                                         54,778,591
                                                                     ----------
Liabilities:
     Payable for investment securities purchased                      5,000,302
     Payable for shareholder redemptions                                103,570
     Accrued expenses                                                    74,218
                                                                     ----------
Total Liabilities                                                     5,178,090
                                                                     ----------
Net Assets                                                        $  49,600,501
                                                                     ==========
Net Assets Consist Of:
     Capital paid in                                                 42,841,115
     Accumulated undistributed net investment income (loss)            (288,112)
     Accumulated undistributed realized gain (loss) on investments   (1,131,538)
     Unrealized appreciation in value
          of investments based on identified cost - net               8,179,036
                                                                     ----------
Net Assets                                                           49,600,501
                                                                     ==========
Net Assets:
     Investor shares                                                 48,235,892
     Institutional shares                                             1,364,609
                                                                     ----------
          Total                                                      49,600,501
                                                                     ==========
Shares of Capital Stock
     Investor shares                                                  2,584,412
     Institutional shares                                                72,600
                                                                     ----------
          Total                                                       2,657,012
                                                                     ==========
Net Asset Value per Share
     Investor shares                                                 $    18.66
     Institutional shares                                            $    18.80

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
Maxus Laureate Fund                                    June 30, 2000 (unaudited)

                                                                Laureate
                                                                  Fund
Investment Income:

Dividend income                                                $  36,053
Interest income                                                  149,473
                                                               ----------
Total Income                                                     185,526
                                                               ----------
Expenses:

Investment advisory fees (Note 2)                                233,069
Distribution fees (investor shares)                              113,809
Transfer agent fees/accounting                                    19,805
Audit                                                              5,000
Custodial fees                                                    10,439
Registration and filing fees                                       6,206
Legal                                                              7,592
Trustee fees                                                       1,800
Taxes                                                             75,052
Miscellaneous                                                        866
                                                               ----------
Total Expenses                                                   473,638

Net investment income (loss)                                    (288,112)

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments                              810,523
Unrealized gain (loss) from appreciation
 (depreciation) on investments                                  (611,409)
                                                               ----------
Net realized and unrealized gain (loss) on investments           199,114
                                                               ----------
Net increase (decrease) in net assets from operations          $ (88,998)
                                                               ==========

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
Maxus Laureate Fund                                    June 30, 2000 (unaudited)

                                                         Maxus Laureate Fund

                                                        01/01/00       01/01/99
                                                           to             to
                                                        06/30/00       12/31/99
From Operations:
     Net investment income                             (288,112)        (88,018)
     Net realized gain (loss) on investments            810,523       1,465,840
     Net unrealized appreciation (depreciation)        (611,409)      7,654,002
                                                     ----------      ----------
Increase (decrease) in net assets from operations       (88,998)      9,031,824
                                                     ----------      ----------
Distributions to Investor Shareholders:
     Net investment income                                    -               -
     Net realized gain (loss) from security
       transactions                                  (1,893,929)     (1,325,042)

Distributions to Institutional Shareholders:
     Net investment income                                    -               -
     Net realized gain (loss) from security
       transactions                                     (51,187)        (49,724)
                                                     ----------      ----------
Change in net assets from distributions              (1,945,116)     (1,374,766)
                                                     ----------      ----------
From Capital Share Investor Transactions:
     Proceeds from sale of shares                    23,857,844      20,167,724
     Dividend reinvestment                            1,809,352       1,316,761
     Cost of shares redeemed                         (7,760,551)     (4,743,183)

From Capital Share Institutional Transactions:
     Proceeds from sale of shares                       180,558       1,037,951
     Dividend reinvestment                               51,187          49,724
     Cost of shares redeemed                            (57,859)            (24)
                                                     ----------      ----------
Change in net assets from capital transactions       18,080,531      17,828,953
                                                     ----------      ----------
Change in net assets                                 16,046,417      25,486,011

Net Assets:
     Beginning of period                             33,554,084       8,068,073
                                                     ----------      ----------
     End of period (including accumulated
       undistributed net investment income (loss)    49,600,501      33,554,084
       of $(288,112) and $0 respectively.)           ==========      ==========


Investor Share Transactions:
     Issued                                           1,235,427       1,297,316
     Reinvested                                          85,615          70,228
     Redeemed                                          (421,309)       (289,429)
                                                     ----------      ----------
Net increase (decrease) in shares                       899,733       1,078,115
Shares outstanding beginning of period                1,684,679         606,564
                                                     ----------      ----------
Shares outstanding end of period                      2,584,412       1,684,679
                                                     ==========      ==========
Institutional Share Transactions:
     Issued                                               9,619          60,405
     Reinvested                                           2,408           2,633
     Redeemed                                            (3,132)             (1)
                                                     ----------      ----------
Net increase (decrease) in shares                         8,895          63,037
Shares outstanding beginning of period                   63,705             668
                                                     ----------      ----------
Shares outstanding end of period                         72,600          63,705
                                                     ==========      ==========

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Maxus Laureate Fund                                  (unaudited) Investor Shares

Selected data for a share of capital stock outstanding throughout the period indicated

                                              01/01/00    01/01/199     01/01/98     01/01/97     01/01/96
                                                 to           to           to           to           to
                                              06/30/00     12/30/99     12/30/98     12/31/97     12/31/96
Net Asset Value -
     Beginning of Period                         19.19        13.29        10.38        10.82         9.82
Net investment income                            (0.33)       (0.07)       (0.12)        0.52        (0.08)
Net gains (losses) on securities,
     realized and unrealized                      0.60         6.78         3.76         0.07         2.14
                                                 ------       ------       ------       ------       ------
Total from investment operations                  0.27         6.71         3.64         0.59         2.06

Distributions
     Net investment income                           -            -            -        (0.52)           -
     Capital gains                               (0.80)       (0.81)       (0.73)       (0.51)       (1.06)
     Return of capital                               -            -            -            -            -
                                                 ------       ------       ------       ------       ------
          Total distributions                    (0.80)       (0.81)       (0.73)       (1.03)       (1.06)
                                                 ------       ------       ------       ------       ------
Net Asset Value -
     End of Period                             $ 18.66      $ 19.19      $ 13.29      $ 10.38      $ 10.82
                                                 ======       ======       ======       ======       ======
Total return                                      0.93%       50.58%       35.14%        5.49%       21.03%

Ratios/Supplemental Data:
Net assets at end of period (thousands)         48,236       32,324        8,059        3,395        3,156
Ratio of expenses to average net assets    *      2.03%        1.92%        2.63%        2.49%        3.92%
Ratio of net income to average net assets  *     -1.23%       -0.49%       -1.10%        4.19%       -0.73%
Portfolio turnover rate                    *      1524%        1172%        2792%        1511%        1267%




                                                (unaudited) Institutional Shares
--------------------------------------------------------------------------------

                                              01/01/00     01/01/99     2/1/98**
                                                 to           to           to
                                              06/30/00     12/31/99     12/31/98
Net Asset Value -
     Beginning of Period                        19.30        13.30        10.38
Net investment income                           (0.30)        0.03        (0.11)
Net gains (losses) on securities,
     realized and unrealized                     0.60         6.78         3.76
                                                ------       ------       ------
Total from investment operations                 0.30         6.81         3.65

Distributions
     Net investment income                          -            -            -
     Capital gains                              (0.80)       (0.81)       (0.73)
     Return of capital                              -            -            -
                                                ------       ------       ------
          Total distributions                   (0.80)       (0.81)       (0.73)
                                                ------       ------       ------
Net Asset Value -
     End of Period                            $ 18.80      $ 19.30       $13.30
                                                ======       ======       ======

Total return                                     1.08%       51.29%       35.24%

Ratios/Supplemental Data:
Net assets at end of period (thousands)         1,365        1,230            9
Ratio of expenses to average net assets    *     1.53%        1.42%  *     2.13%
Ratio of net income to average net assets  *    -0.73%        0.01% *      -0.6%
Portfolio turnover rate                    *     1524%        1172%   *    2792%

*annualized
**commencement of operations

NOTES TO FINANCIAL STATEMENTS
                                                             MAXUS LAUREATE FUND
                                                       JUNE 30, 2000 (UNAUDITED)


  1.)SIGNIFICANT ACCOUNTING POLICIES
     The Fund is a diversified, open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated February 10, 1993. Shares of the Fund are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Fund with other shares of the same class. Investor shares incur a distribution expense. The Fund has an investment objective of achieving a high total return, a combination of capital appreciation and income, consistent with reasonable risk. This fund pursues its objective by investing exclusively in shares of other open-end registered investment companies, commonly called mutual funds. Significant accounting policies of the Fund are presented below.

     SECURITY VALUATION
     The Fund intends to invest exclusively in other open-end management investment companies (mutual funds). The investments in mutual funds are carried at market value. The market quotation used for mutual funds is the net asset value on the date on which the valuation is made.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME TAXES
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund incurred an excise tax of $75,052 for the six-months ending June 30, 2000.

     ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


  2.)INVESTMENT ADVISORY AGREEMENT
     The Fund has entered into an investment advisory and administration agreement with Maxus Asset Management Inc., a wholly owned subsidiary of Resource Management Inc. The Investment Advisor receives from the Fund as compensation for its services to the Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

  3.)RELATED PARTY TRANSACTIONS
     Resource Management Inc. has two wholly owned subsidiaries that provide services to the Fund. These subsidiaries are Maxus Asset Management Inc.
     and Maxus Securities Corp. Maxus Asset Management was paid $233,069 in investment advisory fees during the six months ending June 30, 2000. The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Maxus Securities has served as the national distributor of the Fund's shares. The Fund has entered into a distribution agreement to which the Fund pays Maxus Securities a fee, accrued daily and payable monthly at an annual rate of .50%, based on the average daily net assets for Investor class only. Maxus Securities was reimbursed $113,809 for distribution expenses for the six months ending June 30, 2000. Resource Management Inc. owns 49% of Mutual Shareholder Services. Mutual Shareholder Services performs fund accounting and transfer agency services for the Fund. Mutual Shareholder Services received fees totaling $19,805 for services rendered to the Fund for the six months ending June 30, 2000. Maxus Securities is a registered broker-dealer. Maxus Securities effected substantially all of the investment portfolio transactions for the Fund. The fees collected by Maxus Securities represent transaction charges imposed by the custodian. Maxus Securities pays these charges to the custodian without a mark-up.

     At June 30, 2000, Maxus Securities Corp. owned 10,000 shares in the Fund.

     Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator.

  4.) CAPITAL STOCK AND DISTRIBUTION
     At June 30, 2000 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $42,841,115.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.


  5.)PURCHASES AND SALES OF SECURITIES
     During the six months ending June 30, 2000 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $295,445,739 and $291,039,158 respectively.


  6.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 2000 was the same as identified cost.

     At June 30, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:


       Appreciation       (Depreciation)       Net Appreciation (Depreciation)
        $8,383,487          $(204,451)                   $8,179,036

                               Investment Adviser
                          Maxus Asset Management, Inc.
                             1301 East Ninth Street
                               Cleveland, OH 44114

                                 Transfer Agent
                        Mutual Shareholder Services, LLC.
                           1301 E. 9th St., Suite 1005
                               Cleveland, OH 44114

                                    Custodian
                                Firstar Bank, NA
                                425 Walnut Street
                                  P.O. Box 1118
                              Cincinnati, OH 45201

                                  Legal Counsel
                     Benesch, Friedlander, Coplan & Aronoff
                            2300 BP America Building
                                200 Public Square
                               Cleveland, OH 44114

                         Auditors McCurdy & Associates,
                                   CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                Board of Trustees
                                  Denis J Amato
                                Richard A Barone
                                  Kent W Clapp
                               Steven M Kasarnich
                                 Joseph H Smith
                                 Burton D Morgan
                                 Michael A Rossi